Trade and Other Receivables and Long-Term Receivables - Summary of Trade and Other Receivables (Detail) - CAD ($)		Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables from contracts with customers		$ 14,204,320	$ 10,182,229
Unbilled revenue (Note 5)		756,042	554,740
Indirect taxes receivable		148,200	341,583
Income taxes receivable		2,217	594,036
Other receivables		919,954	961,714
Contract asset	[1]	86,777	153,178
Loss allowance (Note 26)		(1,550,535)	(474,666)
Trade and other current receivables		$ 14,566,975	$ 12,312,814

[1]	1 At December 31, 2021, the total contract assets were $90,200 with the non-current portion of $3,423 included in other assets (December 31, 2020 - $314,894 total and $161,716 non-current). No new contract assets were recognized and amortization to cost of sales over the life of the contract assets continues to occur until June 30, 2023.